Severance Charge (Tables)	12 Months Ended
Dec. 31, 2014
Severance Charge Abstract [Abstract]
Severance Charge [Table Text Block]
The composition of the severance charge and activity with regard to the severance liability is as follows:

Total severance charge	$1,864,000
Stock-based compensation	(1,161,000)
Cash compensation	703,000
Payments in 2014	148,000
Accrued severance, December 31, 2014	$555,000